UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2012 (Unaudited)

DWS Money Market Prime Series
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 7.5%
Banco del Estado de Chile, 0.4%, 5/18/2012	12,500,000	12,500,000
Industrial & Commercial Bank of China:
0.37%, 5/8/2012	12,000,000	12,000,000
0.37%, 5/11/2012	15,000,000	15,000,000
0.37%, 5/24/2012	8,000,000	8,000,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	18,500,000	18,500,000
Rabobank Nederland NV:
0.35%, 8/16/2012	10,000,000	10,000,297
0.37%, 6/11/2012	20,000,000	19,999,999
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	20,000,000	20,000,000
0.4%, 5/21/2012	12,000,000	12,000,000
0.47%, 7/20/2012	12,000,000	12,000,000
0.5%, 6/6/2012	12,000,000	12,000,000

Total Certificates of Deposit and Bank Notes (Cost $152,000,296)		152,000,296
Collateralized Mortgage Obligation 0.2%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.636% *, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 39.2%
Issued at Discount ** 37.9%
ASB Finance Ltd., 0.58%, 7/12/2012	6,000,000	5,993,040
Barclays Bank PLC, 0.22%, 5/25/2012	15,000,000	14,997,800
BNZ International Funding Ltd., 144A, 0.58%, 7/12/2012	5,000,000	4,994,200
Coca-Cola Co., 0.23%, 9/5/2012	12,000,000	11,990,263
Collateralized Commercial Paper Co., LLC:
0.3%, 6/6/2012	15,000,000	14,995,500
0.3%, 6/26/2012	52,500,000	52,475,500
0.45%, 10/16/2012	25,000,000	24,947,500
Comcast Corp., 0.42%, 6/1/2012	7,500,000	7,497,288
CVS Caremark Corp., 0.3%, 5/1/2012	8,000,000	8,000,000
Erste Abwicklungsanstalt:
0.57%, 8/31/2012	10,000,000	9,980,683
0.58%, 10/18/2012	7,500,000	7,479,458
0.64%, 9/28/2012	8,000,000	7,978,667
0.68%, 6/5/2012	10,000,000	9,993,389
0.68%, 8/13/2012	4,200,000	4,191,749
0.69%, 5/24/2012	3,000,000	2,998,678
0.72%, 9/4/2012	3,000,000	2,992,440
0.77%, 5/18/2012	7,200,000	7,197,382
0.8%, 8/13/2012	6,500,000	6,484,978
0.83%, 8/2/2012	9,000,000	8,980,702
Erste Finance Delaware LLC, 0.18%, 5/1/2012	75,000,000	75,000,000
General Electric Capital Corp.:
0.11%, 5/4/2012	25,000,000	24,999,771
0.24%, 6/21/2012	25,000,000	24,991,500
0.34%, 10/22/2012	15,000,000	14,975,350
Hannover Funding Co., LLC, 0.55%, 6/8/2012	5,000,000	4,997,097
HSBC Bank U.S.A., NA, 0.26%, 5/4/2012	20,000,000	19,999,567
ING U.S. Funding LLC, 0.42%, 6/13/2012	20,000,000	19,989,967
Kells Funding LLC:
144A, 0.3%, 6/1/2012	15,000,000	14,996,125
144A, 0.58%, 9/20/2012	5,000,000	4,988,561
144A, 0.59%, 8/23/2012	12,500,000	12,476,646
144A, 0.6%, 5/10/2012	15,000,000	14,997,750
144A, 0.65%, 8/3/2012	3,000,000	2,994,908
144A, 0.68%, 8/21/2012	5,000,000	4,989,422
New York Life Capital Corp., 144A, 0.12%, 5/15/2012	7,000,000	6,999,673
Nieuw Amsterdam Receivables Corp.:
144A, 0.25%, 6/11/2012	25,000,000	24,992,882
144A, 0.26%, 6/19/2012	10,000,000	9,996,461
Nissan Motor Acceptance Corp., 0.43%, 5/17/2012	7,500,000	7,498,567
Nordea North America, Inc., 0.59%, 8/15/2012	6,000,000	5,989,577
NRW.Bank, 0.29%, 6/5/2012	6,000,000	5,998,308
Procter & Gamble Co., 0.1%, 5/31/2012	10,000,000	9,999,167
Prudential Funding LLC, 0.15%, 5/1/2012	7,500,000	7,500,000
SBAB Bank AB:
144A, 0.58%, 7/3/2012	12,500,000	12,487,312
144A, 0.62%, 6/20/2012	10,000,000	9,991,389
144A, 0.7%, 5/16/2012	12,000,000	11,996,500
Skandinaviska Enskilda Banken AB:
0.35%, 6/29/2012	20,000,000	19,988,528
0.485%, 7/11/2012	12,000,000	11,988,522
Standard Chartered Bank:
0.28%, 7/2/2012	15,000,000	14,992,767
0.6%, 6/6/2012	12,850,000	12,842,290
Straight-A Funding LLC, 144A, 0.18%, 7/9/2012	30,000,000	29,989,650
Svenska Handelsbanken AB, 0.33%, 6/15/2012	12,000,000	11,995,050
Swedbank AB, 0.525%, 5/14/2012	10,000,000	9,998,104
Toyota Credit de Puerto Rico, 0.16%, 5/1/2012	20,000,000	20,000,000
UOB Funding LLC, 0.32%, 5/10/2012	12,500,000	12,499,000
Verizon Communications, Inc., 0.3%, 5/29/2012	5,000,000	4,998,833
Victory Receivables Corp.:
144A, 0.17%, 5/11/2012	10,000,000	9,999,528
144A, 0.2%, 5/14/2012	12,000,000	11,999,133
144A, 0.24%, 5/29/2012	20,000,000	19,996,267
Westpac Banking Corp.:
0.5%, 6/26/2012	1,500,000	1,498,833
0.55%, 8/1/2012	1,000,000	998,594
0.56%, 8/14/2012	10,000,000	9,983,667

		771,784,483
Issued at Par * 1.3%
ASB Finance Ltd., 144A, 0.691%, 2/1/2013	5,000,000	4,999,242
Kells Funding LLC, 144A, 0.575%, 1/17/2013	12,000,000	12,000,000
Westpac Banking Corp., 144A, 0.518%, 10/26/2012	10,000,000	10,000,000

		26,999,242

Total Commercial Paper (Cost $798,783,725)		798,783,725
Short-Term Notes * 19.3%
Bank of Nova Scotia:
0.36%, 12/14/2012	12,500,000	12,500,000
0.38%, 11/9/2012	12,000,000	12,000,000
0.45%, 6/11/2012	8,000,000	8,000,000
0.55%, 12/11/2012	12,000,000	12,000,000
0.668%, 10/1/2012	10,000,000	10,007,251
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	21,500,000	21,499,844
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	10,000,000	10,000,000
0.495%, 2/7/2013	11,000,000	11,000,000
0.5%, 4/26/2013	15,500,000	15,500,000
Commonwealth Bank of Australia:
144A, 0.501%, 3/1/2013	24,000,000	24,000,000
144A, 0.513%, 5/11/2012	18,000,000	18,000,000
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	21,000,000	21,000,000
Landesbank Baden-Wurttemberg, 144A, 0.694%, 6/22/2012	72,500,000	72,500,000
National Australia Bank Ltd., 0.5%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.48%, 11/19/2012	17,000,000	17,000,000
Rabobank Nederland NV:
0.39%, 8/16/2012	12,000,000	12,000,000
0.574%, 12/21/2012	10,000,000	10,000,000
144A, 0.637%, 8/16/2014	12,000,000	12,000,000
0.669%, 10/12/2012	14,500,000	14,500,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.261%, 5/11/2012	10,000,000	10,000,000
Westpac Banking Corp.:
0.331%, 5/9/2012	15,000,000	15,000,000
0.331%, 7/11/2012	8,500,000	8,500,000
0.71%, 2/6/2013	5,000,000	5,000,000

Total Short-Term Notes (Cost $393,007,095)		393,007,095
Government & Agency Obligations 13.9%
U.S. Government Sponsored Agencies 5.9%
Federal Home Loan Bank:
0.036% **, 5/2/2012	25,000,000	24,999,958
0.159% **, 11/13/2012	5,000,000	4,995,645
0.17%, 1/23/2013	10,200,000	10,198,260
0.18%, 11/21/2012	12,000,000	11,999,809
Federal Home Loan Mortgage Corp.:
0.099% **, 7/11/2012	12,500,000	12,497,535
0.099% **, 10/2/2012	14,250,000	14,243,904
0.119% **, 8/28/2012	10,500,000	10,495,835
0.129% **, 8/14/2012	25,000,000	24,990,521
0.179% **, 1/9/2013	5,200,000	5,193,422

		119,614,889
U.S. Treasury Obligations 8.0%
U.S. Treasury Notes:
0.375%, 8/31/2012	21,666,000	21,682,203
0.375%, 9/30/2012	12,000,000	12,012,287
0.625%, 6/30/2012	8,669,000	8,676,153
0.625%, 7/31/2012	41,000,000	41,051,288
0.75%, 5/31/2012	21,666,000	21,677,660
1.375%, 10/15/2012	28,000,000	28,155,659
1.375%, 1/15/2013	10,000,000	10,082,652
3.375%, 11/30/2012	5,000,000	5,093,070
4.0%, 11/15/2012	10,000,000	10,206,287
4.875%, 6/30/2012	4,335,000	4,368,791

		163,006,050

Total Government & Agency Obligations (Cost $282,620,939)		282,620,939
Time Deposit 2.6%
Citibank NA, 0.16%, 5/1/2012 (Cost $54,000,000)	54,000,000	54,000,000
Municipal Bonds and Notes 0.3%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, 0.27% ***, 7/1/2014, LOC: Citibank NA (Cost $6,500,000)	6,500,000	6,500,000
Repurchase Agreements 17.0%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $15,000,071 on 5/1/2012 (a)	15,000,000	15,000,000
BNP Paribas, 0.2%, dated 4/30/2012, to be repurchased at $166,000,922 on 5/1/2012 (b)	166,000,000	166,000,000
Citigroup Global Markets, Inc., 0.17%, dated 4/30/2012, to be repurchased at $49,000,231 on 5/1/2012 (c)	49,000,000	49,000,000
Credit Suisse Securities U.S.A., LLC, 0.41%, dated 4/30/2012, to be repurchased at $14,005,581 on 6/4/2012 (d)	14,000,000	14,000,000
JPMorgan Securities, Inc., 0.2%, dated 4/30/2012, to be repurchased at $32,000,178 on 5/1/2012 (e)	32,000,000	32,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $25,275,865 on 5/1/2012 (f)	25,275,739	25,275,739
The Goldman Sachs & Co., 0.17%, dated 4/25/2012, to be repurchased at $45,001,488 on 5/2/2012 (g)	45,000,000	45,000,000

Total Repurchase Agreements (Cost $346,275,739)		346,275,739

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,038,187,794) †	100.0	2,038,187,794
Other Assets and Liabilities, Net	0.0	(180,123)

Net Assets	100.0	2,038,007,671

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of April 30, 2012.

†	The cost for federal income tax purposes was $2,038,187,794.
(a)	Collateralized by $11,903,300 U.S. Treasury Bond, 4.5%, maturing on 8/15/2039 with a value of $15,300,049.
(b)	Collateralized by $157,587,000 Federal Home Loan Mortgage Corp., with various coupon rates 1.25-5.625%, with the various maturity dates of 12/1/2015-11/23/2035 with a value of $169,320,641.
(c)	Collateralized by $44,877,500 U.S. Treasury Bond, 3.75%, maturing on 8/15/2041 with a value of $50,960,046.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
500,000	ArcelorMittal	6.125	6/1/2018	539,315
625,000	FPL Energy National Wind LLC	5.608	3/10/2024	362,070
2,300,000	Novatek Finance Ltd.	6.604	2/3/2021	2,554,264
913,000	Petropower I Funding Trust	7.36	2/15/2014	160,735
4,335,000	Sirius XM Radio, Inc.	9.75	9/1/2015	4,707,720
3,600,000	Transportadora de Gas Internacional SA ESP	5.7	3/20/2022	3,730,800
350,000	Viterra, Inc.	5.95	8/1/2020	391,291
2,000,000	Wynn Las Vegas LLC	5.375	3/15/2022	1,974,333
Total Collateral Value				14,420,528

(e)	Collateralized by $30,976,700 Federal Home Loan Mortgage Corp., with various coupon rates 2.16-5.108%, with the various maturity dates of 4/1/2030-5/1/2042 with a value of $32,641,930.
(f)	Collateralized by $25,823,800 U.S. Treasury Note, 0.25%, maturing on 12/15/2014 with a value of $25,781,340.
(g)	Collateralized by $42,925,637 Federal National Mortgage Association, with various coupon rates 3.5-4.5%, with the various maturity dates of 9/1/2026-4/1/2041 with a value of $45,900,001.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(h)	$—	$1,691,912,055	$—	$1,691,912,055
Repurchase Agreements	—	346,275,739	—	346,275,739
Total	$—	$2,038,187,794	$—	$2,038,187,794

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.
(h) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2012